Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Alerian Energy Infrastructure ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	5.93%	42.06%	15.05%	18.33%	39.60%	(24.31%)	21.20%	(18.29%)	(0.09%)	41.95%
ALPS Sector Dividend Dogs ETF | ALPS Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	11.08%	14.84%	4.06%	(0.13%)	24.40%	(0.37%)	24.09%	(11.30%)	12.67%	22.36%
ALPS International Sector Dividend Dogs ETF | ALPS International Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	39.83%	1.53%	22.64%	(4.23%)	11.36%	(1.34%)	20.86%	(13.09%)	25.81%	3.97%
ALPS Emerging Sector Dividend Dogs ETF | ALPS Emerging Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	22.25%	2.20%	11.33%	(10.42%)	12.08%	7.92%	12.70%	(15.79%)	19.85%	14.08%
ALPS REIT Dividend Dogs ETF | ALPS REIT Dividend Dogs ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	0.99%	4.56%	10.29%	(25.42%)	35.42%	(10.35%)	20.46%	(4.82%)	11.05%	1.74%
Alps Equal Sector Weight ETF | Alps Equal Sector Weight ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	13.14%	16.32%	16.86%	(10.58%)	29.27%	10.64%	27.86%	(6.01%)	18.13%	13.22%
ALERIAN MLP ETF | ALERIAN MLP ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	5.88%	22.61%	21.39%	25.12%	39.49%	(32.53%)	5.95%	(12.67%)	(7.80%)	15.15%
RiverFront Strategic Income Fund | RiverFront Strategic Income Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	6.84%	2.85%	6.24%	(5.77%)	1.50%	4.07%	6.92%	(0.07%)	4.69%	8.77%
ALPS Dynamic Core Income ETF | ALPS Dynamic Core Income ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	6.69%	2.74%	5.90%	(9.29%)	(1.48%)	6.26%	8.56%	(0.76%)	3.27%
ALPS Dynamic US Dividend Advantage ETF | ALPS Dynamic US Dividend Advantage ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	16.28%	20.09%	17.14%	(8.62%)	25.75%	11.27%	26.88%	(8.88%)	19.74%
RiverFront Strategic Income Fund Shares | ALPS Active Equity Opportunity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	16.82%	23.33%	19.56%	(14.56%)	22.31%	11.75%	24.53%	(9.66%)	20.81%
Barron's 400 ETF | Barron's 400 ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	13.75%	17.77%	18.19%	(15.85%)	30.58%	17.46%	21.30%	(13.45%)	18.94%	17.43%
ALPS Medical Breakthroughs ETF | ALPS Medical Breakthroughs ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	54.24%	4.17%	8.17%	(27.87%)	(17.54%)	21.21%	49.86%	(11.20%)	44.91%	(27.66%)
ALPS DISRUPTIVE TECHNOLOGIES ETF | ALPS DISRUPTIVE TECHNOLOGIES ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	6.78%	10.16%	24.87%	(31.09%)	5.05%	44.25%	34.11%	(3.28%)
ALPS Clean Energy ETF | ALPS Clean Energy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	25.78%	(26.74%)	(20.33%)	(28.11%)	(19.31%)	139.96%	51.55%
ALPS Active REIT ETF | ALPS Active REIT ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	(0.68%)	7.40%	13.74%	(20.92%)
ALPS | Smith Core Plus Bond ETF | ALPS | Smith Core Plus Bond ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	7.07%	2.68%
Level Four Large Cap Growth Active ETF | Level Four Large Cap Growth Active ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	18.12%	24.06%
ALPS | BBH Intermediate Municipal Bond ETF | ALPS | BBH Intermediate Municipal Bond ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	5.42%	2.28%	6.47%
ALPS | O'Shares U.S. Quality Dividend ETF | ALPS | O'Shares U.S. Quality Dividend ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	10.31%	17.07%	13.23%	(9.21%)	23.65%	6.88%	25.24%	(3.06%)	18.78%	12.31%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	2.16%	13.39%	18.79%	(7.89%)	21.56%	7.59%	27.62%	(10.28%)	10.68%
ALPS | O'Shares Global Internet Giants ETF | ALPS | O'Shares Global Internet Giants ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	14.66%	26.08%	49.61%	(50.62%)	(9.07%)	107.22%	36.62%
ALPS | O'Shares International Developed Quality Dividend ETF | ALPS | O'Shares International Developed Quality Dividend ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	23.72%	1.39%	24.93%	(17.99%)	21.37%	0.18%	22.52%	(11.66%)	21.55%	(3.55%)